Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail, Class I2 and Advisor Class

Prospectuses and Summary Prospectuses

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Transamerica Large Cap Value

Effective immediately, the first paragraph of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses and the first paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Large Cap Value” section of the Prospectuses are replaced in their entirety by the following:

Principal Investment Strategies: Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations within the range of companies included in the Russell 1000® Value Index[1]. As of December 31, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $0.6 billion and $634.4 billion. The fund’s sub-adviser, Levin Capital Strategies, L.P. (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $10 billion. The fund typically holds between 25 and 40 positions.

Effective immediately, the following risk is added alphabetically to the “Principal Risks” section of the Prospectuses and the Summary Prospectuses for Transamerica Large Cap Value:

Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

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Investors Should Retain this Supplement for Future Reference

September 29, 2017

Transamerica Large Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail, Class I2 and Advisor Class

Prospectuses and Summary Prospectuses

***

Transamerica Large Cap Value

Effective immediately, the first paragraph of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses and the first paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Large Cap Value” section of the Prospectuses are replaced in their entirety by the following:

Principal Investment Strategies: Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations within the range of companies included in the Russell 1000® Value Index[1]. As of December 31, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $0.6 billion and $634.4 billion. The fund’s sub-adviser, Levin Capital Strategies, L.P. (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $10 billion. The fund typically holds between 25 and 40 positions.

Effective immediately, the following risk is added alphabetically to the “Principal Risks” section of the Prospectuses and the Summary Prospectuses for Transamerica Large Cap Value:

Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

* * *

Investors Should Retain this Supplement for Future Reference

September 29, 2017